Reinsurance (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Reinsurance
Schedule of information pertaining to effects of reinsurance on premiums and other considerations and policy and contract benefits (Table)

	For the six months ended June 30,
	2024	2023

	(in millions)
Premiums and other considerations:
Direct	$3,594.5	$2,912.3
Assumed	263.2	256.0
Ceded	(377.8)	(240.5)
Net premiums and other considerations	$3,479.9	$2,927.8
Benefits, claims and settlement expenses:
Direct	$4,528.3	$3,687.6
Assumed	505.6	412.7
Ceded	(1,273.1)	(751.9)
Net benefits, claims and settlement expenses	$3,760.8	$3,348.4
LFPB remeasurement (gain) loss:
Direct	$23.7	$12.1
Assumed	8.8	12.0
Ceded	408.6	(29.2)
Net LFPB remeasurement (gain) loss	$441.1	$(5.1)
(1)	Includes the one-time impact of YRT reinsurance transactions in 2024.

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Premiums and other considerations:
Direct	$6,423.8	$5,216.5	$4,869.7
Assumed	517.0	503.5	494.3
Ceded	(544.1)	(455.7)	(650.0)
Net premiums and other considerations	$6,396.7	$5,264.3	$4,714.0

Benefits, claims and settlement expenses:
Direct	$8,022.0	$6,579.3	$6,460.7
Assumed	853.7	772.1	727.8
Ceded	(1,649.5)	(1,468.7)	(571.0)
Net benefits, claims and settlement expenses	$7,226.2	$5,882.7	$6,617.5
Liability for future policy benefits remeasurement (gain) loss:
Direct	$466.9	$(166.5)	$(12.4)
Assumed	269.6	(8.3)	10.9
Ceded	(789.0)	(85.0)	1.9
Net liability for future policy benefits remeasurement (gain) loss	$(52.5)	$(259.8)	$0.4

Schedule of information pertaining to cost of reinsurance asset and liability included on the consolidated statements of financial position (Table)

	June 30, 2024	December 31, 2023

	(in millions)
Cost of reinsurance asset	$3,479.2	$3,529.7

Cost of reinsurance liability	$1,083.2	$673.3

	December 31, 2023	December 31, 2022

	(in millions)
Cost of reinsurance asset	$3,529.7	$3,339.1

Cost of reinsurance liability	$673.3	$479.8

Schedule of assets held in support of reserves associated with coinsurance with funds withheld agreement (Table)

	June 30, 2024	December 31, 2023

	(in millions)
Fixed maturities, available-for-sale	$17,594.7	$19,220.7
Fixed maturities, trading	300.7	316.8
Equity securities	0.3	0.3
Mortgage loans	2,788.9	2,826.0
Other investments	1,039.7	621.4
Cash and cash equivalents	960.2	942.0
Accrued interest income	218.6	231.7
Net other liabilities	(166.0)	(201.9)
Net assets	$22,737.1	$23,957.0

	December 31, 2023	December 31, 2022

	(in millions)
Fixed maturities, available-for-sale	$19,220.7	$15,693.5
Fixed maturities, trading	316.8	100.8
Equity securities	0.3	11.0
Mortgage loans	2,826.0	2,810.8
Other investments	621.4	179.8
Cash and cash equivalents	942.0	1,762.9
Accrued interest income	231.7	178.7
Net other liabilities	(201.9)	(33.6)
Net assets	$23,957.0	$20,703.9

Schedule of components of net investment income on the funds withheld assets that were passed to coinsurer (Table)

	For the year ended December 31,
	2023	2022

	(in millions)
Fixed maturities, available-for-sale	$906.9	$745.9
Fixed maturities, trading	11.9	2.0
Equity securities	0.2	0.6
Mortgage loans	125.2	98.4
Cash and cash equivalents	58.9	18.2
Other	64.0	4.8
Total	1,167.0	869.9
Investment expenses	24.7	20.5
Net investment income	$1,142.3	$849.4

Schedule of components of net realized gains (losses) on the funds withheld assets that were passed to coinsurer (Table)

	For the six months ended June 30,
	2024	2023

	(in millions)
Fixed maturities, available-for-sale	$(42.1)	$(123.6)
Fixed maturities, trading	—	(0.1)
Equity securities	—	(1.2)
Mortgage loans	—	(9.2)
Derivatives	1.8	5.4
Net realized capital losses	$(40.3)	$(128.7)

	For the year ended December 31,
	2023	2022

	(in millions)
Fixed maturities, available-for-sale	$(230.9)	$(235.5)
Fixed maturities, trading	(0.1)	(6.4)
Equity securities	(1.2)	(2.4)
Mortgage loans	(34.1)	(24.8)
Derivatives	7.2	2.7
Other	—	3.3
Net realized capital losses	$(259.1)	$(263.1)